13. STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2018 ¥ / shares shares
Number of Shares
Unvested on January 1, 2018 | shares	1,260,630
Granted | shares	10,000
Vested | shares	(402,719)
Forfeited or exercised | shares	(275,979)
Unvested on December 31, 2018 | shares	591,932
Expected to vest thereafter | shares	591,932
Weighted Average Fair Value
Unvested on January 1, 2018 | ¥ / shares	¥ 3.65
Granted | ¥ / shares	7.51
Vested | ¥ / shares	5.52
Forfeited | ¥ / shares	4.53
Unvested on December 31, 2018 | ¥ / shares	4.87
Expected to vest thereafter, Weighted Average Fair Value | ¥ / shares	¥ 4.87